UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.9%)

	CONSUMER DISCRETIONARY (3.7%)
43,000	LKQ Corp. *	$1,219,480
44,000	TJX Companies, Inc. (The)	3,142,480
		4,361,960
	CONSUMER STAPLES (14.2%)
9,332	Boston Beer Co., Inc. (The) Class A *(1)	1,965,413
33,600	Casey’s General Stores, Inc.	3,458,112
38,000	Church & Dwight Co., Inc.	3,188,200
65,700	Flowers Foods, Inc.	1,625,418
54,000	Hormel Foods Corp.	3,418,740
24,100	J&J Snack Foods Corp.	2,739,206
		16,395,089
	ENERGY (2.7%)
22,400	Enbridge, Inc.	831,712
35,600	EQT Corp.	2,305,812
		3,137,524
	FINANCIALS (2.1%)
14,100	Affiliated Managers Group, Inc. *	2,410,959
	HEALTH CARE (13.5%)
16,200	C.R. Bard, Inc.	3,018,222
22,700	Henry Schein, Inc. *	3,012,744
42,400	IDEXX Laboratories, Inc. *	3,148,200
47,900	Mednax, Inc. *	3,678,241
9,900	Mettler-Toledo International, Inc. *	2,818,926
		15,676,333
	INDUSTRIALS (34.7%)
56,750	AMETEK, Inc.	2,969,160
33,600	Carlisle Companies, Inc.	2,935,968
48,400	CLARCOR, Inc.	2,307,712
26,700	Danaher Corp.	2,275,107
41,983	HEICO Corp.	2,052,129
22,200	Kansas City Southern	2,017,536
26,800	Middleby Corp. (The) *	2,819,092
137,400	Rollins, Inc.	3,691,938
18,500	Roper Technologies, Inc.	2,898,950
21,400	Snap-on, Inc.	3,230,116
23,300	Stericycle, Inc. *	3,245,923
31,000	Teledyne Technologies, Inc. *	2,799,300
38,800	Toro Co. (The)	2,736,952
13,400	Wabtec Corp.	1,179,870
61,100	Waste Connections, Inc.	2,968,238
		40,127,991
	INFORMATION TECHNOLOGY (17.4%)
10,300	Alliance Data Systems Corp. *	2,667,494
58,100	Amphenol Corp. Class A	2,960,776
36,200	ANSYS, Inc. *	3,190,668
43,400	Fiserv, Inc. *	3,758,874
39,300	Open Text Corp.	1,758,675

Shares		Value

20,100	Ultimate Software Group, Inc. (The) *	$3,598,101
25,500	WEX, Inc. *	2,214,420
		20,149,008
	MATERIALS (10.6%)
27,000	Airgas, Inc.	2,411,910
55,000	Crown Holdings, Inc. *	2,516,250
26,000	Ecolab, Inc.	2,852,720
39,100	Silgan Holdings, Inc.	2,034,764
33,600	Valspar Corp. (The) (1)	2,415,168
		12,230,812

	TOTAL COMMON STOCKS (Cost $88,416,736) (98.9%)	114,489,676

SHORT-TERM INVESTMENTS (3.3%)

	MONEY MARKET FUNDS (3.3%)
1,320,921	State Street Institutional Liquid Reserves Fund	1,320,921
2,483,614	State Street Navigator Securities
	Lending Prime Portfolio (2)	2,483,614

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,804,535) (3.3%)	3,804,535

	TOTAL INVESTMENT SECURITIES (102.2%) (Cost $92,221,271)	$118,294,211

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.2%)		(2,596,526)
NET ASSETS (3) (100%)		$115,697,685
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($115,697,685 ÷ 8,123,959 shares outstanding)		$14.24

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $2,445,075.
(2)	Securities with an aggregate market value of $2,445,075 were out on loan in exchange for $2,483,614 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $92,221,271, aggregate gross unrealized appreciation was $28,350,785, aggregate gross unrealized depreciation was $2,277,845 and the net unrealized appreciation was $26,072,940.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$114,489,676	$-	$-	$114,489,676
Short-Term Investments	3,804,535	-	-	3,804,535

Total Investments in Securities	$118,294,211	$-	$-	$118,294,211
* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015